Leases (Details) - Schedule of Non-current Portion of Lease Liability - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 1,696,322	$ 1,844,023
Less: Imputed Interest	(313,887)	(355,423)
Present Value of Lease Liabilities	1,382,435	1,488,600	$ 1,379,086
2025 [Member]
Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	266,489	293,444
2026 [Member]
Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	233,279	244,944
2027 [Member]
Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	179,010	197,328
2028 [Member]
Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	141,310	150,367
2029 [Member]
Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	122,290	73,535
Maturities after 2029 [Member]
Schedule of Non-current Portion of Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 753,944	$ 884,405